Dec. 31, 2025
BNY Mellon Large Cap Securities Fund, Inc.
Risk Table - BNY Mellon Large Cap Securities Fund, Inc.	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Growth and value stock risk

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Large-cap stock risk

• Large-cap stock risk: The fund invests in large capitalization stocks and may underperform funds that invest primarily in the stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goals and cause your fund investment to lose value.